Summary of Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of amounts of variable interest entity included in the Group's consolidated financial statements

	As of December 31,
	2022	2023	2023
	RMB	RMB	USD
Cash and cash equivalents	875,322	972,324	136,949
Accounts receivable, net	—	2,280,000	321,131
Other receivables, net	239,884	—	—
Amounts due from related parties, net of allowance for doubtful accounts of RMB2,452,852 and RMB2,452,852 as of December 31, 2022 and 2023, respectively	68,183,377	—	—
Other current assets	693,670	574,771	80,955
Total assets	69,992,253	3,827,095	539,035
Accrued payroll and welfare expenses	4,331,827	2,000,000	281,694
Income tax payable	651,587	(21,213,724)	(2,987,891)
Amounts due to related parties-current	115,748,800	50,122,823	7,059,652
Deferred revenue — current from related parties	1,954,481	1,903,302	268,074
Other current liabilities	(271,617)	2,178	307
Total liabilities	122,415,078	32,814,579	4,621,837

	Years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	USD
Net revenues	211,170,667	37,880,143	5,784,763	814,767
Third party	121,437,225	23,344,191	—	—
Related party	89,733,442	14,535,952	5,784,763	814,767
Operating cost and expenses	(245,086,293)	(45,452,147)	(3,914,178)	(551,300)
Net loss	(318,719,762)	(61,667,033)	2,527,592	356,004
Net income (loss) attributable to ordinary shareholders	(292,177,990)	(57,615,283)	2,527,592	356,004
Cash flows provided by (used in) operating activities:	(94,348,770)	(34,058,526)	97,003	13,663
Cash flows provided by (used in) investing activities:	4,117,700	(91,320,453)	—	—

Schedule of estimated useful lives of property, plant, and equipment

Estimated Useful Lives in Years
Leasehold improvements	Shorter of the lease term or expected useful life
Furniture, fixtures, and equipment	3-5 years
Motor vehicles	5 years

Schedule of disaggregation of revenue

	Years Ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	USD
One-time commissions	142,299,783	27,878,590	2,786,454	392,464
Related party	13,477,880	2,127,736	2,452,830	345,474
Third party	128,821,903	25,750,854	333,624	46,990
Recurring management fee	102,896,582	32,433,896	19,719,200	2,777,391
Related party	102,896,582	32,433,896	19,719,200	2,777,391
Recurring service fees	115,376,632	42,887,064	3,470,913	488,868
Related party	10,025,528	391,248	—	—
Third party	105,351,104	42,495,816	3,470,913	488,868
Other service fee	—	—	7,818,629	1,101,231
Related party	—	—	7,818,629	1,101,231
Third party	—	—	—	—
Total revenues	360,572,997	103,199,550	33,795,196	4,759,954

Summary of intangible assets estimated useful lives

Acquired intangible assets mainly consist of customer contracts, internal-used software and licenses from business combinations and are recorded at fair value on the acquisition date. Customer contracts, internal-used software and certain licenses are amortized using a straight-line method. Most of the licenses are determined to be indefinitely-lived, and not subject to amortization.

Estimated Useful Lives in Years
Customer contracts	3.5 years
Internal-used software	10 years
Licenses amortized	Shorter of the legal rights or expected useful life